Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
10.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023 (RMB)	2024 (RMB)
Accrued service fees (1)	2,600	2,034
Payables to employees	1,342	13
Accrued payroll and welfare	1,181	807
Other tax payables (2)	8,041	12,932
Deposit payables	155	155
Payables for equipment (3)	68	2,929
Others(4)	280	268
Total	13,667	19,138

(1)	Accrued service fees represent service fees mainly includes operation and maintenance expenses, installation expenses, information technology service expenses and other expenses related to the daily operation.

(2)	Other tax payable mainly includes accrued output VAT payable.

(3)	Equipment-related accounts payable primarily cover operation and maintenance costs, listing expenses, and service charges.

(4)	Others mainly including daily reimbursement expenses.